Derivative Financial Instruments - Summary of Derivative Instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative assets	$ 462	$ 314
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative assets	343	240
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative assets	$ 119	$ 74